Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about shares authorized issued and fully paid

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
Authorized, issued and fully paid:
228,886,439 (31 December 2020: 226,665,701; 30 June 2020: 216,173,277; 30 June 2019: 205,671,564) ordinary shares of 0.2 pence each	0.5	0.5	0.4	0.4

Summary of detailed information about shares in the company held by associates or subsidiaries

	31 December 2021		31 December 2020		30 June 2020		30 June 2019
	Nominal value £’000	Number	Nominal value £’000	Number	Nominal value £’000	Number	Nominal value £’000	Number
Own shares	1	349,500	1	401,198	1	434,268	1	484,811